Income Taxes - Deferred Taxes (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Components of Deferred Tax Assets [Abstract]
Total deferred tax assets, gross	$ 57.4	$ 51.4
Components of Deferred Tax Liabilities [Abstract]
Noncurrent deferred tax liabilities	332.8	404.9
Total deferred tax liabilities, gross	386.4	452.8
Deferred Tax Assets (Liabilities), Net [Abstract]
Deferred Tax Assets (Liabilities), Net, Current	3.8	3.5
Total deferred tax assets (liabilities), net	(329.0)	(401.4)
Current
Components of Deferred Tax Assets [Abstract]
Accrued liabilities	3.4	3.5
Other items, assets	0.4	0.7
Current deferred tax assets	3.8	4.2
Other items, net	0.4	0
Components of Deferred Tax Liabilities [Abstract]
Other items, liabilities	0	(0.7)
Current deferred tax liabilities	0	(0.7)
Noncurrent
Components of Deferred Tax Assets [Abstract]
Other items, assets	1.7	0.7
Pension and other postretirement benefits	38.5	32.8
Stock-based compensation awards	1.6	1.3
Foreign operating loss carryforwards	11.8	12.4
Other items, net	1.7	0.7
Noncurrent deferred tax assets	53.6	47.2
Components of Deferred Tax Liabilities [Abstract]
Property	(103.7)	(112.2)
Intangible assets	(282.7)	(339.9)
Noncurrent deferred tax liabilities	386.4	452.1
Deferred Tax Assets (Liabilities), Net [Abstract]
Deferred Tax Assets (Liabilities), Net, Noncurrent	$ (332.8)	$ (404.9)